Property, Equipment and Software, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 22,837	$ 3,311	¥ 17,906	¥ 12,892
Impairment charges	¥ 0		¥ 0	¥ 0